================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

--------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:

Name:    Thruston B. Morton III
Address: c/o Global Endowment Management, LP
         100 N. Tryon St.; Suite 2770
         Charlotte, NC 28202

--------------------------------------------------------------------------------
Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thruston B. Morton III
Title:   N/A
Phone:   704-333-8282

Signature, Place, and Date of Signing:

/s/ Thruston B. Morton III    Charlotte, North Carolina       February 11, 2011
 _______________________      ________________________     _______________________
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name
    To be issued               Global Endowment Management, LP

================================================================================